Short-Term and Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Thousands, shares in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2019 USD ($)	Dec. 21, 2018 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2018 EUR (€)
Short-term Debt [Line Items]
Debt issuance costs				$ 224,000	$ 224,000	$ 7,403,000			$ 9,233,000
Long-term Debt						308,968,000
Debt Conversion, Converted Instrument, Shares Issued | shares					7.6
Debt instrument carrying amount						308,968,000			312,215,000
Backstop Notes [Member]
Short-term Debt [Line Items]
Debt issuance costs				$ 1,500,000	$ 1,500,000
Debt instrument, interest rate				8.40%	8.40%		8.40%
Debt Instrument, Convertible, Carrying Amount of Equity Component				$ 12,500,000	$ 12,500,000
Payment of stock issuance costs					200,000
Debt principal amount				95,100,000	95,100,000
Debt unamortized discount				12,700,000	12,700,000
Debt instrument carrying amount				80,900,000	80,900,000
Debt Interest expenses				$ 0	$ 0
Bank Overdraft Facility [Member]
Short-term Debt [Line Items]
Commitment fee					0.00%
Debt instrument, interest rate				9.40%	9.40%		9.40%
Debt Instrument, Basis spread on variable rate					2.00%
Debt instrument, Interest rate during period					6.00%
Backstop Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate				5.50%	5.50%		5.50%
Debt instrument, conversion price | $ / shares				$ 12.50	$ 12.50
Long-term debt, term				7 years	7 years		7 years
UBS Term Loan [Member]
Short-term Debt [Line Items]
Long-term line of credit		$ 280,000,000.0
Maturity date		Dec. 21, 2024
Line of credit facility, increase	$ 35,000,000.0
Debt instrument, annual principal payment	$ 800,000
Debt issuance costs				$ 1,500,000	$ 1,500,000
Long-term Debt				306,600,000	306,600,000	309,000,000.0
UBS Term Loan [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Long-term line of credit		$ 30,000,000		0	0	$ 0
Long-term Debt				25,000,000	$ 25,000,000
Leverage ratio, Description					5.00:1.00
Commitment fee					0.50%
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Interest rate		5.50%
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Interest rate					5.50%
UBS Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate					5.25%
UBS Term Loan [Member] | Base Rate [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Interest rate					4.50%
UBS Term Loan [Member] | Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate					4.25%
Term Loan BNP Paribas [Member]
Short-term Debt [Line Items]
Maturity date			Jan. 02, 2021			Jan. 02, 2021
Debt instrument, interest rate			2.15%			2.15%		2.15%
Debt instrument, every month			$ 7,740,000			$ 7,740,000
Debt instrument carrying amount						$ 9,000			$ 103,000
Belgium subsidiary [Member] | Bank Overdraft Facility [Member]
Short-term Debt [Line Items]
Long-term line of credit | €							€ 0	€ 0		€ 250,000
Senior Unsecured Exchangeable Notes Due 2028 [Member] | Backstop Agreement [Member]
Short-term Debt [Line Items]
Long-term line of credit				$ 95,100,000	$ 95,100,000